Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring Costs [Abstract]
Accrual for Restructuring Charges	Table 22.1 provides details on our restructuring charges.
Table 22.1: Accruals for Restructuring Charges

(in millions)	Personnel costs	Facility closure costs	Other	Total
December 31, 2019	$—	—	—	—
Restructuring charges	1,371	80	144	1,595
Payments and utilization	(105)	(80)	(100)	(285)
Changes in estimates	(96)	—	—	(96)
December 31, 2020	$1,170	—	44	1,214
Restructuring charges	716	10	—	726
Payments and utilization	(683)	(4)	(38)	(725)
Changes in estimates	(638)	(6)	(6)	(650)
December 31, 2021	$565	—	—	565